                                                   Filed Pursuant to Rule 485(b)
                                                   Registration No.      2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                         ---
        Pre-Effective Amendment No.
                                     ----                                ---
        Post-Effective Amendment No.  59                                  X
                                     ----                                ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---
         Amendment No.  59                                                X
                       ----                                              ---

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         909 A Street, Tacoma, Washington                 98402
         ------------------------------------           --------
      (Address of Principal Executive Office)          (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001


Gregory J. Lyons, Associate General Counsel            Robert Fulton, Esq.
   Frank Russell Investment Company             Stradley, Ronon, Stevens & Young
            909 A Street                             2600 One Commerce Street
      Tacoma, Washington 98402                      Philadelphia, PA 19103-8120
            253-596-2406                                  215-564-8042


--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     (   ) immediately upon filing pursuant to paragraph (b)
     ( X ) on November 20, 2002 pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)(1)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     ( X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B AND PART C

Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 58 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 59 to Registration Nos. 2-71299 and 811-3153.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 15th day of October, 2002.

                                        FRANK RUSSELL INVESTMENT COMPANY
                                        --------------------------------
                                                 Registrant


                                        By:  /s/ Leonard P. Brennan
                                             -----------------------------------
                                             Leonard P. Brennan, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 15, 2002.


Signatures                                           Signatures
----------                                           ----------

/s/ Leonard P. Brennan                               /s/ Mark E. Swanson
--------------------------------------               -----------------------------------------
Leonard P. Brennan, President and                    Mark E. Swanson, Treasurer, in his
Chief Executive Officer                              capacity as Chief Accounting Officer


/s/ Lynn L. Anderson                                 /s/ Paul E. Anderson
--------------------------------------               -----------------------------------------
Lynn L. Anderson, Trustee                            Paul E. Anderson, Trustee


/s/ Paul Anton, PhD                                  /s/ William E. Baxter
--------------------------------------               -----------------------------------------
Paul Anton, PhD, Trustee                             William E. Baxter, Trustee


/s/ Kristianne Blake                                 /s/ Lee C. Gingrich
--------------------------------------               -----------------------------------------
Kristianne Blake, Trustee                            Lee C. Gingrich, Trustee


/s/ Eleanor W. Palmer                                /s/ Michael J. Phillips
--------------------------------------               -----------------------------------------
Eleanor W. Palmer, Trustee                           Michael J. Phillips, Trustee


/s/ Raymond P. Tennison, Jr.                         /s/ Julie W. Weston
--------------------------------------               -----------------------------------------
Raymond P. Tennison, Jr., Trustee                    Julie W. Weston, Trustee